Fees Summary	Nov. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,210,000
Previously Paid Amount	0.00
Total Fee Amount	338.35
Total Offset Amount	0.00
Net Fee	338.35
Narrative - Max Aggregate Offering Price	$ 2,210,000
Final Prospectus	true